Income taxes - Disclosure of movement in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance - January 1	$ (86,572)	$ (68,407)
Recognized in net earnings	(10,672)	(26,688)
Recognized in other comprehensive income	753	4,025
Recognized in equity	419	3,853
Deconsolidation of Osisko Development	0	1,205
Currency conversion adjustment	(207)	(560)
Balance - December 31	$ (96,279)	$ (86,572)